Goodwill	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Goodwill

Note 10 – Goodwill:

A.	Movement in carrying amount

Goodwill
NIS thousands
Balance as at December 31, 2023	221,080
Acquisitions during 2024	8,062
Disposal of subsidiaries	(4,548)
Balance as at December 31, 2024	224,594
Acquisitions during 2025	184
Disposal of subsidiaries	(5,586)
Balance as at December 31, 2025	219,192

B.	Goodwill impairment testing

In order to test the impairment of goodwill, the goodwill was allocated to the Cannabis segment (See Note 2I).

On December 31, 2023 the recoverable amount of the cash-generating unit was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the unit with the assistance of independent valuers.

The carrying amount of the unit was determined to be higher than its recoverable amount of NIS 391,720 thousand and an impairment loss of NIS 63,101 thousand was recognized in 2023. The impairment loss was allocated fully to goodwill and is included in other expenses, net.

On December 31, 2024 the recoverable amount of the cash-generating unit was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the unit with the assistance of independent valuers.

The test results indicated that the recoverable amount of the cash-generating unit exceeds its carrying amount. Therefore, no additional impairment loss was recognized in 2024.

On December 31, 2025 the recoverable amount of the cash-generating unit was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the unit with the assistance of independent valuers.

The test results indicated that the recoverable amount of the cash-generating unit exceeds its carrying amount. Therefore, no additional impairment loss was recognized in 2025.

Intercure Ltd.
Notes to the Consolidated Financial Statements

Note 10 – Goodwill: (Cont.)

C.	Key assumptions used in calculation of recoverable amount

The key assumptions used in the calculation of recoverable amounts are as follows:

(1)	Discount rate

The after-tax discount rate was 18% (2024: 15.25%) and was estimated based on past experience, and an industry average weighted average cost of capital, which was based on a possible range of debt leveraging of 14.4% (2024: 17%) at a market interest rate of 6.88% (2024: 10.21%).

The after-tax discount rate is based on the risk-free rate for 15-year debentures issued by the government in the relevant market, and adjusted for a risk premium.

(2)	Terminal value growth rate

A cash flows forecast for 5 years was included in the discounted cash flow model. The long-term growth rate was 3.5%. The terminal value growth rate is consistent with the assumptions that a market participant would make.

D.	Sensitivity to changes in assumptions

Below are the effects of the changes in the key assumptions on the recoverable amount:

(1)	Discount rate

An increase in the discount rate of 0.5% will affect the calculation of the unit’s value in use so that it will decrease by NIS 16,372 thousand. the recoverable amount of the cash-generating unit still exceeds its carrying amount.

(2)	Terminal value growth rate

A decrease in the terminal value growth rate of 0.5% will affect the calculation of the unit’s value in use so that it will decrease by NIS 6,845 thousand. The recoverable amount of the cash-generating unit still exceeds its carrying amount.

Intercure Ltd.
Notes to the Consolidated Financial Statements